GENERAL INFORMATION AND BASIS OF PREPARATION AND PRESENTATION	6 Months Ended
Jun. 30, 2026
GENERAL INFORMATION AND BASIS OF PREPARATION AND PRESENTATION
GENERAL INFORMATION AND BASIS OF PREPARATION AND PRESENTATION

1GENERAL INFORMATION AND BASIS OF PREPARATION AND PRESENTATION

(a)	General information

WeRide Inc. (the “Company”), an exempted company with limited liability, was incorporated in the Cayman Islands under the Companies Act, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands on March 13, 2017. The Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Stock Market since October 25, 2024 and the Company completed its initial public offering (“IPO”) on October 28, 2024. Each ADS of the Company represents three ordinary shares.

On November 6, 2025, the Company completed its global offering (“Global Offering”), including the Hong Kong Public Offering and the International Offering, on The Stock Exchange of Hong Kong Limited (“HKEX”).

The Company is an investment holding company. The Company, through its wholly-owned subsidiaries (collectively referred to as the “Group”), is principally engaged in providing autonomous driving products and services.

(b)	Basis of preparation and presentation

This interim financial report has been prepared in accordance with the applicable disclosure provisions of the Rules Governing the Listing of Securities on HKEX, including compliance with International Accounting Standard (“IAS”) 34, Interim financial reporting, issued by the International Accounting Standards Board (“IASB”). It was authorized for issue on August 12, 2026.

The interim financial report has been prepared in accordance with the same accounting policies adopted in the 2025 annual financial statements, except for the accounting policy changes that are expected to be reflected in the 2026 annual financial statements. Details of any changes in accounting policies are set out in Note 2.

The preparation of an interim financial report in conformity with IAS 34 requires management to make judgements, estimates, and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses on a year-to-date basis. Actual results may differ from these estimates.

This interim financial report contains condensed consolidated financial statements and selected explanatory notes. The notes include an explanation of events and transactions that are significant to an understanding of the changes in financial position and performance of the Group since the 2025 annual financial statements. The condensed consolidated interim financial statements and the accompanying notes do not include all of the information required for a full set of financial statements prepared in accordance with IFRS Accounting Standards.

The interim financial report is unaudited but has been reviewed by KPMG in accordance with Hong Kong Standard on Review Engagements 2410, Review of interim financial information performed by the independent auditor of the entity, issued by the HKICPA.